Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Redemption Reflected in the Condensed Balance Sheets

At June 30, 2026 and December 31, 2025, the Class A ordinary shares subject to redemption reflected in the condensed balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption, December 31, 2024	$294,617,243
Plus:
Accretion for Class A ordinary shares to redemption amount	12,263,665
Class A ordinary shares subject to possible redemption, December 31, 2025	306,880,908
Plus:
Accretion for Class A ordinary shares to redemption amount	2,698,384
Class A ordinary shares subject to possible redemption, March 31, 2026	309,579,292
Plus:
Accretion for Class A ordinary shares to redemption amount	2,740,218
Class A ordinary shares subject to possible redemption, June 30, 2026	$312,319,510

At December 31, 2025 and 2024, the Class A ordinary shares subject to redemption reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(3,421,250)
Class A ordinary shares issuance costs	(19,148,011)
Plus:
Accretion for Class A ordinary shares to redemption amount	29,686,504
Class A ordinary shares subject to possible redemption, December 31, 2024	294,617,243
Plus:
Accretion for Class A ordinary shares to redemption amount	12,263,665
Class A ordinary shares subject to possible redemption, December 31, 2025	$306,880,908

Schedule of Basic and Diluted Net Income Per Ordinary Share

The calculation of diluted net income per ordinary share does not consider the effect of the warrants to purchase an aggregate of 22,712,500 Class A ordinary shares issued in connection with the Initial Public Offering (including exercise of the over-allotment option) and the Private Placement because their exercise is contingent upon future events. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net income per ordinary share for each period presented:

	For the Three Months Ended June 30, 2026		For the Six Months Ended June 30, 2026
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$1,337,399	$334,350	$2,707,854	$676,964
Denominator:
Basic and diluted weighted average ordinary shares outstanding	28,750,000	7,187,500	28,750,000	7,187,500
Basic and diluted net income per ordinary share	$0.05	$0.05	$0.09	$0.09

	For the Three Months Ended June 30, 2025		For the Six Months Ended June 30, 2025
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$1,747,434	$436,859	$4,078,049	$1,019,512
Denominator:
Basic and diluted weighted average ordinary shares outstanding	28,750,000	7,187,500	28,750,000	7,187,500
Basic and diluted net income per ordinary share	$0.06	$0.06	$0.14	$0.14

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net income per ordinary share for each period presented:

	For the Year Ended December 31, 2025		For the Period from March 12, 2024 (Inception) Through December 31, 2024
	Class A	Class B	Class A	Class B
Basic net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$4,623,000	$1,155,750	$3,593,164	$1,633,163
Denominator:
Basic weighted average ordinary shares outstanding	28,750,000	7,187,500	14,813,559	6,733,051
Basic net income per ordinary share	$0.16	$0.16	$0.24	$0.24
	For the Year Ended December 31, 2025		For the Period from March 12, 2024 (Inception) Through December 31, 2024
	Class A	Class B	Class A	Class B
Diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$4,623,000	$1,115,750	$3,518,944	$1,707,383
Denominator:
Diluted weighted average ordinary shares outstanding	28,750,000	7,187,500	14,813,559	7,187,500
Diluted net income per ordinary share	$0.16	$0.16	$0.24	$0.24